Earnings Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 750,883	¥ 381,307
Effect of dilutive instruments:
Performance-based stock compensation plan, stock acquisition rights and restricted stock units	(1,416)	(1,573)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 749,467	¥ 379,734
Shares (Denominator):
Weighted average common shares outstanding	13,652,274	13,947,620
Effect of dilutive instruments:
Performance-based stock compensation plan and stock acquisition rights	15,057	17,644
Weighted average common shares for diluted computation	13,667,331	13,965,264
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 55.00	¥ 27.34
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 54.84	¥ 27.19